Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of annual future maturities of capital leases

Annual future maturities of capital leases for the next five years are as follows:

Years ended December 31,
2014	$506,506
2015	613,433
2016	723,938
2017	704,988

Total capital lease commitments	2,548,865
Less: current portion of capital leases	(506,506)

Long term portion of capital leases	$2,042,359

Schedule of operating lease commitments	Operating lease commitments for the next five years are as follows:

Years ended December 31,
2014	$287,657
2015	97,522
2016	2,397
2017	715

Total operating lease commitments	$388,291